Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 25, 2014	Jun. 25, 2014 Lease Guarantees And Secondary Obligations [Member]	Jun. 26, 2013 Lease Guarantees And Secondary Obligations [Member]
Guarantor Obligations [Line Items]
Loss Contingency, Range of Possible Loss, Maximum		$ 116.5	$ 132.6
Description of material contingencies	No material liabilities have been recorded as of June 25, 2014
Letters of Credit Outstanding, Amount	$ 26.1